Tennessee Tax-Free Short-to-Medium Series
Tennessee Tax-Free Short-to-Medium Series
INVESTMENT OBJECTIVES
The Fund seeks to provide a high and stable level of income exempt from federal and Tennessee state taxes derived from Tennessee municipal securities without incurring undue risk to principal.
COSTS Fees and Expenses of the Tennessee Tax-Free Short to Medium Series Shareholder Fees (fees paid directly from your investment)
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (USD $)	Tennessee Tax-Free Short-to-Medium Series
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends [and other distributions]	none
Redemption Fee	none
Redemption Fee if by wire transfer	10
Exchange Fee	none
Maximum Account Fee	none

Annual Operating Expenses of the Tennessee Tax-Free Short to Medium Series Expenses that you pay each year as a percentage of the value of your investment
Annual Fund Operating Expenses	Tennessee Tax-Free Short-to-Medium Series
Management fee	0.50%
Distribution fee (12b-1)	none
Shareholder Services fee	0.15%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.86%

Example
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% return each year and that your operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Tennessee Tax-Free Short-to-Medium Series	88	274	477	1,061

You would pay the same expenses assuming no redemption.
Expense Example, No Redemption (USD $)	1 year	3 years	5 years	10 years
Tennessee Tax-Free Short-to-Medium Series	88	274	477	1,061

Portfolio Turnover
The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11.38% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES, RISKS AND PERFORMANCE Principal Investment Strategies
The Fund seeks to provide a steady flow of tax-exempt income derived from Tennessee municipal bonds of investment grade quality (those rated BBB or Baa or higher by U.S. nationally recognized rating services at the time of purchase) with a nominal maturity normally ranging from 2-7 years. The interest earned on these securities, in the opinion of bond counsel for the issuer, is exempt from federal and state taxation in the state of Tennessee. The Fund has a fundamental policy that during periods of normal market conditions either (1) the Fund’s assets will be invested so that at least 80% of the income will be exempt from Federal and Tennessee income taxes or (2) the Fund will have at least 80% of its net assets invested in securities exempt from Federal and Tennessee income taxes. The nominal maturity of the Fund will normally be between 2-7 years. Maintaining a steady stream of tax-exempt income is a primary objective of the Fund. The investment adviser selects securities that it believes will provide the best balance between risk and return and typically uses a buy and hold strategy. Securities in the Fund’s portfolio are typically held for income purposes, rather than trading securities for capital gains. However, the investment adviser may sell a security at any time if it believes it could help the Fund meet its goals.
Principal Risks of Investing
You may lose money investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank or the U.S. government.

The principal risk of investing in the Fund is the possibility of default on the municipal securities, even though the securities are of investment grade, or possible loss of money. An issuer of municipal securities may be unable to make interest payments and repay principal when due. Changes in an issuer’s financial strength or in a security’s credit rating may affect the security’s value and, thus, impact Fund performance. A number of the securities held in the Fund’s portfolio may be insured securities. A change in the credit rating of any one or more of the municipal bond insurers that insure securities in the Fund’s portfolio may affect the value of such securities, the Fund’s share price, and Fund performance. The Fund’s performance might also be adversely affected by the inability of an insurer to meet its insurance obligations. It is important to note that insurance does not guarantee the market value of an insured security, of the Fund’s share price or distributions, and shares of the Fund are not insured.

Investment in the Fund may involve greater risk than an investment in a fund with a portfolio comprised of municipal securities issued by more than one state. This additional risk is due to the possibility of an economic or political development unique to a single state or region that may adversely affect the performance of a single state municipal bond fund. Since the Fund invests in Tennessee municipal securities, economic and political events in Tennessee are likely to directly affect the Fund’s investments and its performance.

Tennessee’s non-agricultural economy is diversified among the following sectors: manufacturing, wholesale and retail trade, services, and government. In 2013, Tennessee had per capita personal income of $39,324 which is below the national average. (Source: U.S. Bureau of Labor Statistics). The state’s average annual unemployment rate stood at 7.4 percent at the end of August which is higher than the national unemployment rate. (Source: U.S. Bureau of Labor Statistics). Tennessee had net tax-supported debt per capita of $324 as of calendar year-end 2013 which is substantially below the national net tax-supported debt median of $1,054 (Source: Moody’s Investors Services, 2014 State Debt Medians Report, May 22, 2014). As of June 30, 2014, the state’s general obligation debt was rated Aaa by Moody’s Investors Service and AA+ by Standard & Poor’s.

Typically, as interest rates rise the price of municipal bonds will fall; conversely, municipal bond prices will rise when interest rates fall. In general, portfolios with longer average maturities are more sensitive to these price changes. A low interest rate environment creates an elevated risk of future price declines, particularly for securities with longer maturities. You should expect the Fund’s share price and total return to fluctuate.

A municipal security may be prepaid (called) before maturity. An issuer is more likely to call its securities when interest rates are falling. If a security is called, the Fund may have to replace it with a lower-yielding security. The Fund may hold a large number of securities subject to call risk. A call of some or all of these securities may lower the Fund’s income and yield and its distributions to shareholders. The prices of municipal securities may also be affected by market activity and supply and demand factors. When there are more buyers than sellers, prices tend to rise. Conversely, when there are more sellers than buyers, prices tend to fall. Municipal securities may be issued on a when-issued or delayed basis, where payment and delivery take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price. The Fund may also invest in municipal lease obligations which differ from other municipal securities because the lease payments are subject to annual legislation appropriation. If the money is not appropriated, the lease can be cancelled without penalty and investors who own the lease obligations may not be paid.

The yields of municipal securities are dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, prevailing conditions in the municipal securities markets and general monetary and economic conditions. Generally, issues of shorter maturity and/or higher credit quality pay lower yields than issues of longer maturity and/or lower credit quality. The market values of municipal securities held by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity, interest rate fluctuation or as a result of supply and demand factors. Accordingly, the net asset value of our shares will fluctuate.

The portfolio of the Fund is non-diversified. A non-diversified portfolio may have as much as 50% of the portfolio invested in the securities of a single issuer, while a diversified portfolio may have as much as 25% of the portfolio invested in the securities of a single issuer. The potential for investment of 50% of the portfolio in the securities of a single issuer may involve more risk, because the consequences of a default by that issuer would be greater than a default by an issuer representing only 25% of the portfolio.

The Fund is also subject to management risk because it is an actively managed investment portfolio. The Fund’s investment adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s annual total returns may vary considerably from one year to the next.

The net asset value (NAV) of the Fund is calculated on a daily basis and may fluctuate considerably. The portfolio had an average duration of 3.09 years as of June 30, 2014. There is no assurance that the investment objective of the Fund will be achieved.
Risk/Return Bar Charts and Tables
The following bar chart and table provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for the 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain current performance information at www.dupree-funds.com or by calling (800) 866-0614 or (859) 254-7741.
TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES Annual Total Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Highest Quarter Total Return:	3.65%	September 30, 2009
Lowest Quarter Total Return:	-1.79%	June 30, 2004
2014 Year-to-Date Total Return for the nine months ended September 30, 2014:	2.44%

For the Periods Ended December 31, 2013
Average Annual Total Returns	1 year	5 years	10 years
Tennessee Tax-Free Short-to-Medium Series	(0.94%)	2.88%	2.53%
Tennessee Tax-Free Short-to-Medium Series Return After Taxes on Distributions (%)	(0.94%)	2.88%	2.53%
Tennessee Tax-Free Short-to-Medium Series Return After Taxes on Distributions & Sale of Fund Shares (%)	0.25%	2.77%	2.54%
Tennessee Tax-Free Short-to-Medium Series Barclays Capital Municipal Bond Index (Index reflects no deduction for fees, expenses or taxes)	(2.55%)	5.89%	4.29%